Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net Investment Income [Line Items]
Total revenue		¥ 2,520,365	¥ 2,292,708	¥ 2,280,329
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		431,289	403,799	360,583
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	50,521	83,751	7,195
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 481,810	¥ 487,550	¥ 367,778

[1]	Life insurance related investment income in fiscal 2020, 2021 and 2022 include net unrealized holding losses of ¥13,122 million and gains of ¥61,351 million and ¥8,004 million on equity securities held as of March 31, 2020, 2021 and 2022, respectively.